Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Reconciliations of the Differences between the Income Tax Expenses

Reconciliations of the differences between the income tax expenses of the Company and the PRC statutory EIT rate applicable to losses of the consolidated entities are as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Loss before income taxes	(106,805)	(69,875)	(59,375)
Income tax computed at respective applicable tax rates	(26,701)	(17,469)	(14,844)
Effect of different tax jurisdiction	12,323	6,976	1,590
Super deduction for research and development expenses (a)	(456)	(547)	(363)
Non-deductible expenses	728	115	112
Change in valuation allowance	15,017	11,852	14,306
Total	911	927	801

(a)	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2023, 2024 and 2025, the Super Deduction for research and development expenses available to the Company amounted to RMB0.5 million, RMB0.5 million and RMB 0.4 million, respectively.

Reconciliations between the effective income tax rate and the PRC statutory income tax rates are as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

PRC statutory income tax rates	25%	25%	25%
Tax holiday effect	(1)%	(3)%	(4)%
Difference in tax rates of subsidiaries outside PRC	(10)%	(5)%	(4)%
Super deduction for research and development expenses	0%	1%	1%
Non-deductible expenses	1%	0%	0%
Change in valuation allowance	(14)%	(17)%	(16)%
Effective income tax rate	1%	1%	1%

Schedule of Effect of Tax Holiday

The following table sets forth the effect of tax holiday effect on China operations:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Tax holiday effect	1,235	1,882	2,649
Basic and diluted net loss per share effect	3.2	3.2	1.6

Schedule of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Current income tax expense/(benefit)	78	(20)	-
Deferred tax benefit	(989)	(907)	(801)
Income tax credit, net	(911)	(927)	(801)

Schedule of Deferred Tax Assets and Tax Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset and liabilities balances as of March 31, 2024 and 2025 are as follows:
	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Deferred tax assets:
Net accumulated loss-carry forward	150,667	153,111
Deferred deductible advertising expense	-	83
Allowance	861	1,087
Contract liabilities	60	7
Accruals	889	261
Fair Value Change	2,778	-
Total	155,255	154,549

Less: Valuation allowance	(155,255)	(154,549)
Net deferred tax asset	-	-

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(3,234)	(2,433)
Net deferred tax liabilities	(3,234)	(2,433)

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Beginning balance	177,247	166,669	155,255
Change of valuation allowance	15,017	11,852	14,306
Written-off for expiration of net operating losses	(22,995)	(23,266)	(15,012)
Decrease of valuation allowances related to the disposal of a subsidiary	(2,600)	-	-
Ending balance	166,669	155,255	154,549